Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - MXN ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents [abstract]
Cash and bank balances	$ 5,336	$ 4,435
Cash equivalents	41,912	39,062
Total	$ 47,248	$ 43,497